UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600

Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1900 K Street, N.W.

Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	159,085	$21,893,278	2.27%

Automobile Manufacturers
Tesla Motors, Inc.*	90,693	20,171,030	2.09

Biotechnology
Biogen Idec Inc.*	142,644	48,420,506	5.01
Celgene Corporation*	206,849	23,138,129	2.39
Gilead Sciences, Inc.*	473,260	44,609,487	4.62
		116,168,122	12.02

Cable & Satellite
Comcast Corporation - Cl. A	662,186	38,413,410	3.97

Casinos & Gaming
Wynn Resorts Ltd.	177,601	26,419,925	2.73

Consumer Finance
American Express Company	314,016	29,216,049	3.02

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	180,221	47,253,946	4.89

Diversified Banks
JPMorgan Chase & Co.	309,565	19,372,578	2.00

Fertilizers & Agricultural Chemicals
Monsanto Company	316,420	37,802,697	3.91

Footwear
NIKE, Inc. - Cl. B	369,313	35,509,445	3.67

Health Care Facilities
HCA Holdings, Inc.*	551,895	40,503,574	4.19

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	483,444	39,192,805	4.05

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	282,461	29,358,996	3.04
Facebook, Inc. - Cl. A*	726,283	56,664,600	5.86
LinkedIn Corporation - Cl. A*	42,329	9,723,395	1.01
		95,746,991	9.91

Investment Banking & Brokerage
The Charles Schwab Corporation	958,816	28,946,655	2.99

Managed Health Care
UnitedHealth Group, Inc.	287,373	$29,050,536	3.01%

Movies & Entertainment
The Walt Disney Company	429,830	40,485,688	4.19

Pharmaceuticals
Actavis PLC*	113,847	29,305,356	3.03
Pacira Pharmaceuticals, Inc.*	237,445	21,051,874	2.18
		50,357,230	5.21

Railroads
Canadian Pacific Railway Ltd.	262,685	50,616,773	5.24

Restaurants
Starbucks Corporation	356,287	29,233,348	3.02

Semiconductor Equipment
ASML Holding N.V.	293,677	31,667,191	3.28

Specialty Chemicals
The Sherwin-Williams Company	152,043	39,993,391	4.14

Technology Hardware, Storage & Peripherals
Apple, Inc.	454,675	50,187,026	5.19

TOTAL COMMON STOCKS (Cost $646,259,105)		918,201,688	94.99

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	71,875,741	71,875,741	7.44

TOTAL SHORT-TERM INVESTMENTS (Cost $71,875,741)		71,875,741	7.44

TOTAL INVESTMENTS (Cost $718,134,846)		990,077,429	102.43

Liabilities, Less Cash and Other Assets		(23,532,782)	(2.43)
NET ASSETS		$966,544,647	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	78,317	$10,777,986	1.97%

Airlines
Delta Air Lines, Inc.	239,721	11,791,876	2.16

Automobile Manufacturers
Tesla Motors, Inc.*	56,067	12,469,861	2.28

Biotechnology
Biogen Idec Inc.*	59,304	20,130,743	3.68
Celgene Corporation*	122,322	13,682,939	2.50
Gilead Sciences, Inc.*	267,250	25,190,985	4.61
		59,004,667	10.79

Broadcasting
CBS Corporation - Cl. B	178,794	9,894,460	1.81

Cable & Satellite
Comcast Corporation - Cl. A	358,354	20,788,115	3.80

Casinos & Gaming
Wynn Resorts Ltd.	99,152	14,749,851	2.70

Consumer Finance
American Express Company	108,799	10,122,659	1.85

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	40,251	5,985,726	1.10
Visa, Inc. - Cl. A	102,457	26,864,226	4.91
		32,849,952	6.01

Diversified Banks
JPMorgan Chase & Co.	87,668	5,486,263	1.00

Drug Retail
CVS Health Corporation	110,540	10,646,107	1.95

Fertilizers & Agricultural Chemicals
Monsanto Company	150,021	17,923,009	3.28

Footwear
NIKE, Inc. - Cl. B	222,631	21,405,971	3.92

Health Care Facilities
HCA Holdings, Inc.*	263,590	19,344,870	3.54

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	210,738	$17,084,530	3.13%

Internet Retail
The Priceline Group, Inc.*	9,733	11,097,664	2.03

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	156,860	16,304,029	2.98
Facebook, Inc. - Cl. A*	366,201	28,571,002	5.23
LinkedIn Corporation - Cl. A*	17,768	4,081,487	0.75
		48,956,518	8.96

Investment Banking & Brokerage
The Charles Schwab Corporation	363,643	10,978,382	2.01

Managed Health Care
UnitedHealth Group, Inc.	133,808	13,526,651	2.47

Movies & Entertainment
The Walt Disney Company	217,708	20,505,916	3.75

Oil & Gas Exploration & Production
Antero Resources Corporation*	205,577	8,342,315	1.53

Pharmaceuticals
Actavis PLC*	63,795	16,421,471	3.00
Pacira Pharmaceuticals, Inc.*	63,200	5,603,312	1.03
		22,024,783	4.03

Railroads
Canadian Pacific Railway Ltd.	128,813	24,820,977	4.54
Union Pacific Corporation	210,724	25,103,550	4.59
		49,924,527	9.13

Restaurants
Starbucks Corporation	171,234	14,049,750	2.57

Semiconductor Equipment
ASML Holding N.V.	139,133	15,002,711	2.74

Semiconductors
ARM Holdings PLC	377,113	5,793,354	1.06

Specialty Chemicals
The Sherwin-Williams Company	75,901	19,964,999	3.65

Technology Hardware, Storage & Peripherals
Apple, Inc.	258,488	28,531,905	5.22

TOTAL COMMON STOCKS (Cost $378,933,110)		543,039,652	99.34

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	10,949,786	10,949,786	2.00

TOTAL SHORT-TERM INVESTMENTS (Cost $10,949,786)		10,949,786	2.00

TOTAL INVESTMENTS (Cost $389,882,896)	$553,989,438	101.34%

Liabilities, Less Cash and Other Assets	(7,342,158)	(1.34)
NET ASSETS	$546,647,280	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.*	82,424	$4,782,240	1.52%
General Dynamics Corporation	53,485	7,360,606	2.34
Lockheed Martin Corporation	28,640	5,515,205	1.75
		17,658,051	5.61

Airlines
Delta Air Lines, Inc.	89,417	4,398,422	1.40

Apparel, Accessories & Luxury Goods
Under Armour, Inc. - Cl. A*	31,546	2,141,973	0.68

Application Software
salesforce.com, inc.*	123,031	7,296,969	2.32

Automobile Manufacturers
Tesla Motors, Inc.*	17,546	3,902,406	1.24

Biotechnology
Alexion Pharmaceuticals, Inc.*	29,142	5,392,144	1.71
Alkermes PLC*	79,249	4,640,821	1.48
Biogen Idec Inc.*	30,988	10,518,877	3.34
Gilead Sciences, Inc.*	99,812	9,408,279	2.99
Juno Therapeutics, Inc.*	20,951	1,094,061	0.35
Receptos, Inc.*	6,725	823,880	0.26
		31,878,062	10.13

Cable & Satellite
Comcast Corporation - Cl. A	143,806	8,342,186	2.65

Casinos & Gaming
Wynn Resorts Ltd.	47,023	6,995,142	2.22

Communications Equipment
Palo Alto Networks, Inc.*	13,080	1,603,216	0.51

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	55,545	8,260,097	2.62
MasterCard, Inc. - Cl. A	106,544	9,179,831	2.92
		17,439,928	5.54

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	118,635	11,646,398	3.70

Distributors
LKQ Corporation*	173,045	4,866,025	1.55

Fertilizers & Agricultural Chemicals
Monsanto Company	70,415	$8,412,480	2.67%

General Merchandise Stores
Burlington Stores, Inc.*	32,429	1,532,595	0.49

Health Care Equipment
DexCom, Inc.*	35,869	1,974,588	0.63

Health Care Services
Envision Healthcare Holdings, Inc.*	196,222	6,806,941	2.16

Home Entertainment Software
Electronic Arts, Inc.*	120,839	5,681,246	1.81

Home Improvement Retail
Lumber Liquidators Holdings, Inc.*	36,439	2,416,270	0.77

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	102,600	8,317,782	2.64

Internet Retail
TripAdvisor, Inc.*	46,724	3,488,414	1.11

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	89,209	9,272,384	2.95
CoStar Group, Inc.*	19,261	3,536,897	1.12
Facebook, Inc. - Cl. A*	216,367	16,880,953	5.37
LinkedIn Corporation - Cl. A*	37,720	8,664,661	2.75
		38,354,895	12.19

Investment Banking & Brokerage
Morgan Stanley	213,388	8,279,454	2.63
The Charles Schwab Corporation	182,131	5,498,535	1.75
		13,777,989	4.38

Movies & Entertainment
The Walt Disney Company	116,741	10,995,835	3.49
Time Warner, Inc.	100,171	8,556,607	2.72
		19,552,442	6.21

Oil & Gas Exploration & Production
Antero Resources Corporation*	116,000	4,707,280	1.50

Pharmaceuticals
Actavis PLC*	21,024	5,411,788	1.72

Railroads
Genesee & Wyoming, Inc. - Cl. A*	50,139	4,508,499	1.43
Union Pacific Corporation	46,999	5,598,991	1.78
		10,107,490	3.21

Regional Banks
City National Corporation	44,806	3,620,773	1.15
First Republic Bank	69,133	3,603,212	1.15
		7,223,985	2.30

Research & Consulting Services
IHS, Inc. - Cl. A*	20,716	$2,359,138	0.75%

Restaurants
Chipotle Mexican Grill, Inc.*	2,451	1,677,734	0.53
Domino's Pizza, Inc.	50,638	4,768,580	1.52
		6,446,314	2.05

Semiconductor Equipment
ASML Holding N.V.	82,489	8,894,789	2.83

Semiconductors
ARM Holdings PLC	538,977	8,279,970	2.63

Specialty Chemicals
The Sherwin-Williams Company	35,653	9,378,165	2.98

Specialty Stores
Signet Jewelers Ltd.	42,627	5,608,434	1.78

Trading Companies & Distributors
Fastenal Company	106,326	5,056,865	1.61

Wireless Telecommunication Services
SBA Communications Corporation - Cl. A*	57,113	6,325,836	2.01

TOTAL COMMON STOCKS (Cost $229,398,391)		308,284,474	97.98

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	4,355,570	4,355,570	1.38

TOTAL SHORT-TERM INVESTMENTS (Cost $4,355,570)		4,355,570	1.38

TOTAL INVESTMENTS (Cost $233,753,961)		312,640,044	99.36

Cash and Other Assets, Less Liabilities		2,029,518	0.64
NET ASSETS		$314,669,562	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Airlines
Japan Airlines Company Ltd.	77,000	$2,282,977	1.99%
Ryanair Holdings PLC Spon. ADR*	33,181	2,364,810	2.07
		4,647,787	4.06

Apparel, Accessories & Luxury Goods
Gildan Activewear, Inc.	30,800	1,741,746	1.52

Asset Management & Custody Banks
Hargreaves Lansdown PLC	231,749	3,626,151	3.17

Automobile Manufacturers
Tata Motors Ltd. ADR	54,504	2,304,429	2.01
Tesla Motors, Inc.*	5,181	1,152,306	1.01
		3,456,735	3.02

Biotechnology
Alkermes PLC*	42,831	2,508,183	2.19
Gilead Sciences, Inc.*	23,748	2,238,487	1.96
		4,746,670	4.15

Cable & Satellite
Liberty Global PLC - Series C*	142,207	6,870,020	6.00

Casinos & Gaming
Wynn Macau Ltd.	806,400	2,254,884	1.97

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	53,052	4,570,960	3.99
Wirecard A.G.	80,542	3,511,963	3.07
		8,082,923	7.06

Electronic Equipment & Instruments
Keyence Corporation	3,800	1,693,260	1.48

Health Care Equipment
Novadaq Technologies, Inc.*	103,859	1,726,137	1.51

Hotels, Resorts & Cruise Lines
Carnival PLC	25,416	1,148,757	1.01
InterContinental Hotels Group PLC	87,949	3,538,747	3.09
		4,687,504	4.10

Industrial Machinery
FANUC Corporation	13,400	2,209,396	1.93

Internet Retail
Qunar Cayman Islands Ltd. ADR*	44,283	$1,258,966	1.10%
Start Today Company Ltd.	81,600	1,695,555	1.48
The Priceline Group, Inc.*	3,037	3,462,818	3.03
Vipshop Holdings Ltd. Spon. ADR*	89,560	1,750,002	1.53
		8,167,341	7.14

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	43,378	4,508,709	3.94
Baidu, Inc. Spon. ADR*	19,782	4,509,703	3.94
Tencent Holdings Ltd.	320,600	4,638,736	4.06
		13,657,148	11.94

Life & Health Insurance
AIA Group Ltd.	609,400	3,349,440	2.93

Pharmaceuticals
Actavis PLC*	12,971	3,338,865	2.92
Novartis AG	49,830	4,621,407	4.04
UCB S.A.	55,459	4,216,960	3.68
		12,177,232	10.64

Railroads
Canadian Pacific Railway Ltd.	35,505	6,837,876	5.98

Restaurants
Domino's Pizza Enterprises Ltd.	115,848	2,358,784	2.06
Domino's Pizza Group PLC	325,820	3,557,427	3.11
		5,916,211	5.17

Semiconductor Equipment
ASML Holding N.V.	64,684	6,988,943	6.11

Semiconductors
ARM Holdings PLC	329,726	5,065,376	4.43
Infineon Technologies AG	432,093	4,572,345	3.99
Micron Technology, Inc.*	32,587	1,140,871	1.00
		10,778,592	9.42

TOTAL COMMON STOCKS (Cost $101,150,922)		113,615,996	99.30

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,257,305	1,257,305	1.10

TOTAL SHORT-TERM INVESTMENTS (Cost $1,257,305)		1,257,305	1.10

TOTAL INVESTMENTS (Cost $102,408,227)	$114,873,301	100.40%

Liabilities, Less Cash and Other Assets	(460,248)	(0.40)
NET ASSETS	$114,413,053	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$2,358,784	2.05%
Belgium	4,216,960	3.67
Canada	10,305,759	8.97
China/Hong Kong	22,270,440	19.39
Germany	8,084,308	7.04
India	2,304,429	2.01
Ireland	4,872,993	4.24
Japan	7,881,188	6.86
Netherlands	6,988,943	6.08
Switzerland	4,621,407	4.02
United Kingdom	23,806,478	20.73
United States(1)	17,161,612	14.94
	$114,873,301	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	2,739,672	$20,035,750	2.63%

Biotechnology
Biogen Idec Inc.*	66,684	22,635,884	2.96
Gilead Sciences, Inc.*	282,324	26,611,860	3.49
		49,247,744	6.45

Broadcasting
CBS Corporation - Cl. B	382,595	21,172,807	2.77

Cable & Satellite
Liberty Global PLC - Series C*	671,203	32,425,817	4.25

Casinos & Gaming
Wynn Resorts Ltd.	174,194	25,913,099	3.39

Construction & Engineering
Louis XIII Holdings Ltd.*	12,773,000	5,552,915	0.73

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	119,850	31,424,670	4.12

Department Stores
Macy's, Inc.	212,066	13,943,340	1.83

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	320,532	31,466,627	4.12

Distributors
Genuine Parts Company	178,587	19,032,017	2.49

Diversified Banks
Citigroup, Inc.	442,158	23,925,169	3.13

Fertilizers & Agricultural Chemicals
Monsanto Company	189,817	22,677,437	2.97

Health Care Equipment
Medtronic, Inc.	270,524	19,531,833	2.56

Health Care Services
Envision Healthcare Holdings, Inc.*	347,728	12,062,684	1.58

Home Improvement Retail
Lowe's Companies, Inc.	469,218	32,282,198	4.23

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	314,064	25,461,169	3.34

Internet Retail
The Priceline Group, Inc.*	10,176	$11,602,777	1.52%

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	206,570	21,470,886	2.81
Facebook, Inc. - Cl. A*	385,308	30,061,730	3.94
		51,532,616	6.75

Leisure Facilities
ClubCorp Holdings, Inc.	1,096,638	19,662,719	2.58

Mortgage REITs
Starwood Property Trust, Inc.	753,619	17,514,106	2.29

Movies & Entertainment
The Walt Disney Company	266,060	25,060,191	3.28

Pharmaceuticals
Merck & Co., Inc.	340,304	19,325,864	2.53
Novartis AG	145,927	13,533,777	1.77
		32,859,641	4.30

Railroads
Union Pacific Corporation	289,266	34,460,259	4.51

Research & Consulting Services
Nielsen Holdings N.V.	368,903	16,501,031	2.16

Restaurants
Domino's Pizza Group PLC	1,694,019	18,495,947	2.43
Restaurant Brands International, Inc.*	101,775	3,985,852	0.52
		22,481,799	2.95

Semiconductor Equipment
ASML Holding N.V.	245,112	26,430,427	3.46

Specialized Finance
CME Group, Inc.	193,648	17,166,895	2.25

Technology Hardware, Storage & Peripherals
Apple, Inc.	180,074	19,876,568	2.60

TOTAL COMMON STOCKS (Cost $539,889,743)		681,304,305	89.24

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Casinos & Gaming
Pinnacle Entertainment, Inc., 7.500%, 4/15/21	$6,000,000	6,254,940	0.82

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	6,000,000	5,790,000	0.76

Real Estate Development
The Howard Hughes Corporation, 6.875%, 10/1/21	4,000,000	4,140,000	0.54

Research & Consulting Services
IHS, Inc., 5.000%, 11/1/22	$6,000,000	$5,940,000	0.78%

Trading Companies & Distributors
United Rentals North America, Inc., 8.375%, 9/15/20	5,500,000	5,898,750	0.77

Wireless Telecommunication Services
T-Mobile USA, Inc., 6.464%, 4/28/19	4,000,000	4,160,000	0.55

TOTAL CORPORATE BONDS (Cost $32,369,172)		32,183,690	4.22

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series N, 5.200%	192,673	4,464,233	0.59

Mortgage REITs
NorthStar Realty Finance Corp., Series E, 8.750%	160,301	4,044,394	0.53

Regional Banks
BB&T Corporation, Series D, 5.850%	173,848	4,354,893	0.57
First Niagara Financial Group, Inc., Series B, 8.625%	176,753	4,772,331	0.62
Regions Financial Corporation, Series A, 6.375%	179,141	4,487,482	0.59
		13,614,706	1.78

TOTAL PREFERRED STOCKS (Cost $21,560,242)		22,123,333	2.90

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	28,955,510	28,955,510	3.79

TOTAL SHORT-TERM INVESTMENTS (Cost $28,955,510)		28,955,510	3.79

TOTAL INVESTMENTS (Cost $622,774,667)		764,566,838	100.15

Liabilities, Less Cash and Other Assets		(1,125,247)	(0.15)
NET ASSETS		$763,441,591	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$3,985,852	0.52%
China/Hong Kong	27,023,801	3.53
Netherlands	26,430,427	3.46
Switzerland	13,533,777	1.77
United Kingdom	70,957,514	9.28
United States(1)	622,635,467	81.44
	$764,566,838	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	210,314	$1,538,067	2.15%
General Dynamics Corporation	12,508	1,721,351	2.41
Safran S.A.	16,892	1,042,151	1.46
		4,301,569	6.02

Apparel, Accessories & Luxury Goods
Hermes International	3,289	1,171,155	1.64

Automobile Manufacturers
Bayerische Motoren Werke AG	5,205	561,714	0.79
Tata Motors Ltd. ADR	48,857	2,065,674	2.89
Tesla Motors, Inc.*	6,721	1,494,818	2.09
		4,122,206	5.77

Biotechnology
Biogen Idec Inc.*	5,857	1,988,159	2.79
Gilead Sciences, Inc.*	34,752	3,275,724	4.59
Juno Therapeutics, Inc.*	19,475	1,016,984	1.42
		6,280,867	8.80

Cable & Satellite
Liberty Global PLC - Series C*	68,531	3,310,733	4.64

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	9,741	1,448,584	2.03
Visa, Inc. - Cl. A	9,191	2,409,880	3.37
		3,858,464	5.40

Distributors
LKQ Corporation*	13,424	377,483	0.53

Fertilizers & Agricultural Chemicals
Monsanto Company	20,070	2,397,763	3.36

Footwear
NIKE, Inc. - Cl. B	22,000	2,115,300	2.96

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	28,566	2,315,846	3.24

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	21,037	2,186,586	3.06
Facebook, Inc. - Cl. A*	48,314	3,769,458	5.28

LinkedIn Corporation - Cl. A*	1,717	$394,412	0.55%
		6,350,456	8.89

Managed Health Care
UnitedHealth Group, Inc.	16,025	1,619,967	2.27

Movies & Entertainment
The Walt Disney Company	21,955	2,067,941	2.90

Pharmaceuticals
Actavis PLC*	8,470	2,180,263	3.05
Novartis AG	43,860	4,067,729	5.70
Pacira Pharmaceuticals, Inc.*	13,931	1,235,122	1.73
Roche Holding AG	9,495	2,572,596	3.60
UCB S.A.	17,739	1,348,828	1.89
		11,404,538	15.97

Railroads
Canadian Pacific Railway Ltd.	19,482	3,752,021	5.26

Restaurants
Domino's Pizza Group PLC	259,303	2,831,169	3.97

Semiconductor Equipment
ASML Holding N.V.	38,503	4,151,779	5.81

Semiconductors
ARM Holdings PLC	104,583	1,606,644	2.25

Specialty Chemicals
The Sherwin-Williams Company	10,287	2,705,892	3.79

Technology Hardware, Storage & Peripherals
Apple, Inc.	27,266	3,009,621	4.22

TOTAL COMMON STOCKS (Cost $56,596,198)		69,751,414	97.69

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	2,172,115	2,172,115	3.04

TOTAL SHORT-TERM INVESTMENTS (Cost $2,172,115)		2,172,115	3.04

TOTAL INVESTMENTS (Cost $58,768,313)		71,923,529	100.73

Liabilities, Less Cash and Other Assets		(524,633)	(0.73)
NET ASSETS		$71,398,896	100.00%

* Non-income producing.
See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Belgium	$1,348,828	1.88%
Canada	3,752,021	5.22
China/Hong Kong	2,186,586	3.04
France	2,213,306	3.08
Germany	561,714	0.78
India	2,065,674	2.87
Netherlands	4,151,779	5.77
Switzerland	6,640,325	9.23
United Kingdom	9,286,613	12.91
United States(1)	39,716,683	55.22
	$71,923,529	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable period year-end and were categorized as Level 2.  Application of fair valuation adjustment factors was not deemed necessary at the beginning of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only significant transfers between each of the three levels. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2014:

Fund Investmnents by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$229,425,651	$-	$-	$229,425,651
Financials	77,535,282	-	-	77,535,282
Health Care	236,079,462	-	-	236,079,462
Industrials	72,510,051	-	-	72,510,051
Information Technology	224,855,154	-	-	224,855,154
Materials	77,796,088	-	-	77,796,088
Short-term Investments	71,875,741	-	-	71,875,741
				$990,077,429

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	142,046,118	-	-	142,046,118
Consumer Staples	10,646,107	-	-	10,646,107
Energy	8,342,315	-	-	8,342,315
Financials	26,587,304	-	-	26,587,304
Health Care	113,900,971	-	-	113,900,971
Industrials	72,494,389	-	-	72,494,389
Information Technology	125,341,086	5,793,354	-	131,134,440
Materials	37,888,008	-	-	37,888,008
Short-term Investments	10,949,786	-	-	10,949,786
				$553,989,438

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	$73,609,983	$-	$-	$73,609,983
Consumer Staples	11,646,398	-	-	11,646,398
Energy	4,707,280	-	-	4,707,280
Financials	21,001,974	-	-	21,001,974
Health Care	46,071,379	-	-	46,071,379
Industrials	39,579,966	-	-	39,579,966
Information Technology	79,271,043	8,279,970	-	87,551,013
Materials	17,790,645	-	-	17,790,645
Telecommunication Services	6,325,836	-	-	6,325,836
Short-term Investments	4,355,570	-	-	4,355,570
				$312,640,044

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	18,540,287	14,554,154	-	33,094,441
Financials	-	6,975,591	-	6,975,591
Health Care	9,811,672	8,838,367	-	18,650,039
Industrials	9,202,686	4,492,373	-	13,695,059
Information Technology	14,730,243	26,470,623	-	41,200,866
Short-term Investments	1,257,305	-	-	1,257,305
				$114,873,301

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	230,541,986	18,495,947	-	249,037,933
Consumer Staples	31,466,627	-	-	31,466,627
Financials	58,606,170	-	-	58,606,170
Health Care	100,168,125	13,533,777	-	113,701,902
Industrials	50,961,290	25,588,665	-	76,549,955
Information Technology	129,264,281	-	-	129,264,281
Materials	22,677,437	-	-	22,677,437
Corporate Bonds	-	32,183,690	-	32,183,690
Preferred Stocks	22,123,333	-	-	22,123,333
Short-term Investments	28,955,510	-	-	28,955,510
				$764,566,838

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	13,747,795	4,564,038	-	18,311,833
Health Care	11,316,219	7,989,153	-	19,305,372
Industrials	5,473,372	2,580,218	-	8,053,590
Information Technology	17,370,320	1,606,644	-	18,976,964
Materials	5,103,655	-	-	5,103,655
Short-term Investments	2,172,115	-	-	2,172,115
				$71,923,529

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars.  For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2011-2015 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2014 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

				International	Flexible
	Focus	Growth	21st Century	Opportunities	Capital	Global
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of Investments	$720,330,137	$390,118,051	$236,183,097	$105,418,613	$623,879,118	$58,840,682

Gross Unrealized Appreciation	$275,290,112	$170,800,175	$80,416,768	$12,106,135	$150,308,559	$13,862,843
Gross Unrealized Depreciation	(5,542,820)	(6,928,788)	(3,959,821)	(2,651,447)	(9,620,839)	(779,996)

Net Unrealized Appreciation on investments	$269,747,292	$163,871,387	$76,456,947	$9,454,688	$140,687,720	$13,082,847

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2014 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	February 27, 2015

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	February 27, 2015